Note 3 - Convertible Notes Payable - Schedule of Detachable Warrants (Details) - USD ($)		3 Months Ended	12 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Balance, outstanding (in shares)		25,003	25,003
Outstanding, weighted average exercise price (in dollars per share)		$ 20	$ 20
Outstanding, remaining term (Year)			3 years 5 months 23 days	4 years 5 months 23 days
Outstanding, intrinsic value	[1]		$ 0	$ 1,010,000
Granted, outstanding (in shares)		0	0
Granted, weighted average exercise price (in dollars per share)		$ 0	$ 0
Exercised, outstanding (in shares)		0	0
Exercised, weighted average exercise price (in dollars per share)		$ 0	$ 0
Forfeited/Cancelled, outstanding (in shares)		0	0
Forfeited/Cancelled, weighted average exercise price (in dollars per share)		$ 0	$ 0
Expired, outstanding (in shares)		0	0
Expired, weighted average exercise price (in dollars per share)		$ 0	$ 0
Balance, outstanding (in shares)		25,003	25,003	25,003
Outstanding, weighted average exercise price (in dollars per share)		$ 20	$ 20	$ 20
Exercisable (in shares)		25,003	25,003
Exercisable, weighted average exercise price (in dollars per share)		$ 20	$ 20
Exercisable, remaining term (Year)			3 years 5 months 23 days
Exercisable, intrinsic value	[1]		$ 0

[1]	Aggregate Intrinsic Value = Excess of market value over the exercise price of all in-the-money warrants. No outstanding or exercisable warrants were in-the-money as of March 31, 2024.